Statements of Stockholders' Equity (Deficit) (USD $)	Preferred Stock	Common Stock	Common Stock to Be Issued	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance Amount at Sep. 16, 2007		$ 5		$ 7,995		$ 8,000
Beginning Balance Shares at Sep. 16, 2007		126,600
Private placement, shares		254,400
Private placement, amount		11		52,989		53,000
Net loss					(58,716)	(58,716)
Ending Balance Amount at Dec. 31, 2008		16		60,984	(58,716)	2,284
Ending Balance Shares at Dec. 31, 2008		381,000
Net loss					(15,772)	(15,772)
Ending Balance Amount at Dec. 31, 2009		16		60,984	(74,488)	(13,488)
Beginning Balance Shares at Dec. 31, 2009		381,000
Private placement, shares		145,783
Private placement, amount		6	0	1,909,994	0	1,910,000
Common stock issued for intellectual property, shares		209,600
Common stock issued for intellectual property, amount		9		217,399		217,408
Forgiveness of debt by director				18,137		18,137
Fair value of vested stock options and warrants				114,016		114,016
Net loss					(1,607,988)	(1,607,988)
Ending Balance Amount at Dec. 31, 2010		31		2,320,530	(1,682,476)	638,085
Ending Balance Shares at Dec. 31, 2010		736,383
Common stock and warrant sold in private placement at $1.00 per share, April to June 2011, net of fair value of warrant derivative, shares		8,500
Common stock and warrant sold in private placement at $1.00 per share, April to June 2011, net of fair value of warrant derivative, amount		0		185,704		185,704
Common stock issued to consultants for services, Shares		4,602
Common stock issued to consultants for services, Amount		0		498,452		498,452
Cancellation of shares, Shares		(30,000)
Cancellation of shares, Amount		(1)		1
Fair value of common stock issued to officer for services, Shares		60,000
Fair value of common stock issued to officer for services, Amount		3		8,009,997		8,010,000
Fair value of vested stock options and warrants				1,793,904		1,793,904
Fair value of common stock transferred to officer				702,037		702,037
Fair value of common stock transferred from CEO to a director				1,040,000		1,040,000
Net loss					(25,694,100)	(25,694,100)
Ending Balance Amount at Dec. 31, 2011		33		14,595,625	(27,376,576)	(12,780,918)
Ending Balance Shares at Dec. 31, 2011		779,936
Private placement, shares		2,500
Private placement, amount		0		67,919		67,919
Forgiveness of debt by director						0
Fair value of common stock issued to consultatnt for services, Shares		15,495
Fair value of common stock issued to consultatnt for services, Amount		1		799,999		800,000
Fair value of common stock issued with notes payable recorded as a note discount, Shares		3,125
Fair value of common stock issued with notes payable recorded as a note discount, Amount		0	245,153	252,735		497,888
Fair value of common stock issued with notes payable recorded as financing cost, Shares		17,750
Fair value of common stock issued with notes payable recorded as financing cost, Amount		0		875,000		875,000
Fair value of vested stock options and warrants				2,528,254		2,528,254
Net loss					(3,307,619)	(3,307,619)
Ending Balance Amount at Dec. 31, 2012		34	245,153	19,119,532	(30,684,195)	(11,319,476)
Ending Balance Shares at Dec. 31, 2012		818,806
Private placement, shares	17,000	3,145,300
Private placement, amount	17	131		21,795,415		21,795,563
Common stock issued to induce exchange transaction, shares		2,173,134
Common stock issued to induce exchange transaction, amount		91		2,173,044		2,173,135
Common stock issued for cash under the restructuring, net of offering costs of $109,990, shares		1,350,000
Common stock issued for cash under the restructuring, net of offering costs of $109,990, amount		57		1,239,953		1,240,010
Forgiveness of debt by director						0
Common stock issued in settlement of notes payable and accrued interest and penalty, shares		9,267,641
Common stock issued in settlement of notes payable and accrued interest and penalty, amount		386		9,267,255		9,267,641
Fair value of common stock issued for cancellation of outstanding warrants, shares		122,734
Fair value of common stock issued for cancellation of outstanding warrants, amount		5		122,729		122,734
Common stock issued for Lion transaction, Shares		2,690,000
Common stock issued for Lion transaction, Amount		112		16,656,138		16,656,250
Common stock issued to directors, Shares		400,596
Common stock issued to directors, Amount		17		2,002,965		2,002,965
Common stock issued for settlement of payable, Shares		5,747
Common stock issued for settlement of payable, Amount				25,000		25,000
Common stock issued to consultants for services, Shares		50,000
Common stock issued to consultants for services, Amount		2		273,998		274,000
Fair value of vested stock options and warrants				747,241		747,241
Deemed dividend on beneficial conversion feature of preferred stock, amount				8,461,627	(8,461,627)
Net loss					(25,381,363)	(25,381,363)
Ending Balance Amount at Dec. 31, 2013	17	835	245,153	81,884,897	(64,527,185)	17,603,717
Ending Balance Shares at Dec. 31, 2013	17,000	20,023,958
Forgiveness of debt by director						0
Common stock issued to consultants for services, Shares		657,000
Common stock issued to consultants for services, Amount		27		440,727		440,754
Fair value of vested stock options and warrants				1,340,601		1,340,601
Common stock issued upon exercise of warrants, Shares		945,392
Common stock issued upon exercise of warrants, Amount		40		2,363,441		2,363,481
Common stock issued upon conversion of preferred shares, Shares	(11,200)	5,600,000
Common stock issued upon conversion of preferred shares, Amount	(11)	233		(222)
Net loss					(4,369,683)	(4,369,683)
Ending Balance Amount at Jun. 30, 2014	$ 6	$ 1,135	$ 245,153	$ 86,029,444	$ (68,896,868)	$ 17,378,870
Ending Balance Shares at Jun. 30, 2014	5,800	27,226,350